UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.9%

	COMMON STOCKS – 100.0%

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	$664,624

	Airlines – 0.5%

31,000	Delta Air Lines, Inc.	1,699,110
6,742	Ryanair Holdings PLC, Sponsored ADR	828,255
26,300	Southwest Airlines Co.	1,506,464
	Total Airlines	4,033,829

	Auto Components – 0.2%

26,602	American Axle and Manufacturing Holdings Inc.	404,882
21,986	Gentex Corporation	506,118
4,227	Lear Corporation	786,602
	Total Auto Components	1,697,602

	Automobiles – 0.8%

49,165	Ford Motor Company	544,748
23,900	Tesla Inc., (2)	6,360,507
	Total Automobiles	6,905,255

	Banks – 0.1%

5,000	JP Morgan Chase & Co.	549,850

	Beverages – 0.7%

11,117	Brown-Forman Corporation, Class B	604,765
91,000	Monster Beverage Corporation, (2)	5,206,110
	Total Beverages	5,810,875

	Biotechnology – 7.9%

10,000	AbbVie Inc.	946,500
8,300	Agios Pharmaceutical Inc., (2)	678,774
14,052	Alkermes PLC, (2)	814,454
114,700	Amgen Inc.	19,554,056
28,366	Biogen Inc., (2)	7,767,178
125,700	Celgene Corporation, (2), (3)	11,213,697
206,900	Gilead Sciences, Inc., (3)	15,598,191
61,949	Immunogen, Inc., (2)	651,703
10,536	Ionis Pharmaceuticals, Inc., (2)	464,427
12,904	Myriad Genetics Inc., (2)	381,313
17,600	Regeneron Pharmaceuticals, Inc., (2)	6,060,736
12,177	Seattle Genetics, Inc., (2)	637,344
3,617	United Therapeutics Corporation, (2)	406,406
	Total Biotechnology	65,174,779

	Capital Markets – 0.6%

5,000	CBOE Holdings Inc.	570,500
9,902	Moody’s Corporation	1,597,193
24,475	Morgan Stanley	1,320,671
11,627	SEI Investments Company	870,979
5,883	T. Rowe Price Group Inc.	635,188
	Total Capital Markets	4,994,531

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Chemicals – 0.1%

2,000	Sherwin-Williams Company	$784,240

	Commercial Services & Supplies – 0.4%

10,324	Copart Inc., (2)	525,801
7,605	KAR Auction Services Inc.	412,191
15,000	Tetra Tech, Inc.	734,250
7,182	Waste Connections Inc.	515,237
9,417	Waste Management, Inc.	792,158
	Total Commercial Services & Supplies	2,979,637

	Communications Equipment – 4.3%

810,000	Cisco Systems, Inc.	34,740,900
5,000	F5 Networks, Inc., (2)	723,050
	Total Communications Equipment	35,463,950

	Containers & Packaging – 0.1%

3,000	Ball Corporation	119,130
10,000	International Paper Company	534,300
	Total Containers & Packaging	653,430

	Distributors – 0.4%

3,449	Genuine Parts Company	309,858
40,000	LKQ Corporation, (2)	1,518,000
7,800	Pool Corporation	1,140,516
	Total Distributors	2,968,374

	Diversified Consumer Services – 0.2%

43,200	Service Corporation International	1,630,368

	Electrical Equipment – 0.2%

9,400	Rockwell Automation, Inc.	1,637,480

	Electronic Equipment, Instruments & Components – 0.4%

12,148	Amphenol Corporation, Class A	1,046,307
3,675	Arrow Electronics, Inc., (2)	283,049
5,960	Avnet Inc.	248,890
30,310	Corning Incorporated	845,043
7,692	Keysight Technologies, Inc., (2)	402,984
13,756	National Instruments Corporation	695,641
	Total Electronic Equipment, Instruments & Components	3,521,914

	Energy Equipment & Services – 0.1%

32,600	Nabors Industries Inc.	227,874
37,300	Transocean Inc.	369,270
	Total Energy Equipment & Services	597,144

	Equity Real Estate Investment Trusts – 0.3%

18,413	Apartment Investment & Management Company, Class A	750,330
54,600	CubeSmart	1,539,720
59,600	Developers Diversified Realty Corporation	436,868
	Total Equity Real Estate Investment Trusts	2,726,918

	Food & Staples Retailing – 0.3%

3,800	Casey’s General Stores, Inc.	417,126
25,300	Kroger Co.	605,682
8,700	Sysco Corporation	521,652
20,300	US Foods Holding Corporation, (2)	665,231
	Total Food & Staples Retailing	2,209,691

Shares	Description (1)	Value

	Food Products – 0.1%

15,200	ConAgra Foods, Inc.	$560,576
5,300	Hain Celestial Group Inc., (2)	169,971
11,000	Pilgrim’s Pride Corporation, (2)	270,710
3,800	Post Holdings Inc., (2)	287,888
	Total Food Products	1,289,145

	Health Care Equipment & Supplies – 1.2%

68,600	Abbott Laboratories	4,110,512
8,796	Baxter International, Inc.	572,092
3,650	Becton, Dickinson and Company, (3)	790,955
16,000	Danaher Corporation	1,566,560
8,434	Hill Rom Holdings Inc.	733,758
3,714	Stryker Corporation, (3)	597,657
11,100	Zimmer Biomet Holdings, Inc., (3)	1,210,344
	Total Health Care Equipment & Supplies	9,581,878

	Health Care Providers & Services – 0.2%

4,093	McKesson HBOC Inc., (3)	576,581
7,946	Universal Health Services, Inc., Class B	940,886
	Total Health Care Providers & Services	1,517,467

	Hotels, Restaurants & Leisure – 0.5%

20,714	Carnival Corporation	1,358,424
10,000	Darden Restaurants, Inc.	852,500
3,000	Domino’s Pizza Inc.	700,680
29,200	Restaurant Brands International Inc.	1,662,064
	Total Hotels, Restaurants & Leisure	4,573,668

	Household Durables – 0.1%

41,536	KB Home	1,181,699

	Industrial Conglomerates – 0.1%

5,740	Honeywell International Inc.	829,487

	Insurance – 0.2%

23,648	FNF Group	946,393
12,000	Torchmark Corporation	1,010,040
	Total Insurance	1,956,433

	Internet and Direct Marketing Retail – 12.7%

60,000	Amazon.com, Inc., (2)	86,840,400
8,500	Booking Holdings Inc., (2)	17,683,315
	Total Internet and Direct Marketing Retail	104,523,715

	Internet Software & Services – 18.6%

38,000	Alphabet Inc., Class A, (2)	39,411,320
39,000	Alphabet Inc., Class C, (2), (3)	40,239,810
43,000	Baidu Inc., Sponsored ADR, (2), (3)	9,597,170
210,000	eBay Inc., (2), (3)	8,450,400
320,000	Facebook Inc., Class A, (2), (3)	51,132,800
17,600	IAC/InterActiveCorp, (2)	2,752,288
4,807	J2 Global Inc., (3)	379,368
30,000	Twitter Inc., (2)	870,300
	Total Internet Software & Services	152,833,456

	IT Services – 3.6%

7,251	Black Knight, Inc., (2)	341,522
20,000	CSRA Inc.	824,600
12,340	DXC Technology Company	1,240,540
23,800	Fidelity National Information Services, Inc.	2,291,940
19,208	Genpact Limited	614,464

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

16,316	Global Payments Inc.	$1,819,560
45,000	Henry Jack and Associates Inc.	5,442,750
29,448	Infosys Technologies Limited, Sponsored ADR	525,647
5,008	Leidos Holdings Inc.	327,523
200,000	PayPal Holdings, Inc., (2)	15,174,000
8,580	Total System Services Inc.	740,111
	Total IT Services	29,342,657

	Life Sciences Tools & Services – 0.5%

58,000	Agilent Technologies, Inc.	3,880,200
4,788	Charles River Laboratories International, Inc., (2)	511,071
	Total Life Sciences Tools & Services	4,391,271

	Machinery – 0.2%

9,526	Caterpillar Inc.	1,403,942
8,005	Fortive Corporation	620,548
	Total Machinery	2,024,490

	Media – 3.4%

4,900	AMC Networks Inc., Class A, (2)	253,330
19,200	CBS Corporation	986,688
9,700	Cinemark Holdings Inc.	365,399
680,000	Comcast Corporation, Class A, (3)	23,235,600
66,088	News Corporation, Class B	1,064,017
79,632	News Corporation, Class A	1,258,186
6,836	WPP Group PLC, Sponsored ADR	543,804
	Total Media	27,707,024

	Multiline Retail – 0.2%

63,700	J.C. Penney Company, Inc.	192,374
6,900	Kohl’s Corporation	452,019
10,100	Target Corporation	701,243
	Total Multiline Retail	1,345,636

	Oil, Gas & Consumable Fuels – 0.4%

7,600	Anadarko Petroleum Corporation	459,116
11,800	Antero Resources Corporation, (2)	234,230
8,700	Continental Resources Inc., (2)	512,865
9,300	Devon Energy Corporation	295,647
16,200	Gulfport Energy Corporation, (2)	156,330
23,900	Marathon Oil Corporation	385,507
11,300	Noble Energy, Inc.	342,390
25,700	QEP Resources Inc.	251,603
15,400	Range Resources Corporation	223,916
38,600	Southwestern Energy Company, (2)	167,138
	Total Oil, Gas & Consumable Fuels	3,028,742

	Pharmaceuticals – 0.1%

5,960	Jazz Pharmaceuticals, Inc., (2)	899,900

	Professional Services – 0.4%

10,307	IHS Markit Limited, (2)	497,210
11,461	ManpowerGroup Inc.	1,319,161
19,598	Robert Half International Inc.	1,134,528
	Total Professional Services	2,950,899

	Semiconductors & Semiconductor Equipment – 11.7%

4,000	Ambarella, Incorporated, (2)	195,960
92,000	Analog Devices, Inc.	8,383,960
313,316	Applied Materials, Inc., (3)	17,423,503
17,789	Integrated Device Technology, Inc., (2)	543,632

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

650,100	Intel Corporation, (3)	$33,857,208
8,107	Microsemi Corporation, (2)	524,685
82,500	NVIDIA Corporation	19,106,175
27,886	ON Semiconductor Corporation, (2)	682,092
5,933	Power Integrations Inc.	405,521
236,000	QUALCOMM, Inc., (3)	13,076,760
10,146	Silicon Laboratories Inc., (2)	912,125
20,000	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	875,200
	Total Semiconductors & Semiconductor Equipment	95,986,821

	Software – 14.0%

18,000	Ansys Inc., (2)	2,820,420
54,000	Autodesk, Inc., (2)	6,781,320
11,986	CDK Global Inc.	759,193
16,040	Imperva Incorporated, (2)	694,532
975,000	Microsoft Corporation, (3)	88,988,250
1,584	Microstrategy Inc., Class A, (2), (3)	204,320
22,224	Open Text Corporation	773,395
40,000	Oracle Corporation	1,830,000
12,402	Parametric Technology Corporation, (2)	967,480
16,000	Red Hat, Inc., (2)	2,392,160
7,500	ServiceNow Inc., (2)	1,240,875
76,447	Snap Incorporated, Class A, (2)	1,213,214
30,000	Take-Two Interactive Software, Inc., (2)	2,933,400
24,787	Workday Inc., Class A, (2)	3,150,676
	Total Software	114,749,235

	Specialty Retail – 0.8%

14,900	Aaron Rents Inc.	694,340
4,472	Advance Auto Parts, Inc.	530,156
800	AutoZone, Inc., (2)	518,952
16,500	Bed Bath and Beyond Inc.	346,335
20,000	CarMax, Inc., (2)	1,238,800
17,540	Dick’s Sporting Goods Inc.	614,777
9,300	Foot Locker, Inc.	423,522
25,551	L Brands Inc.	976,304
14,500	Michaels Cos Inc., (2)	285,795
14,000	Sally Beauty Holdings Inc., (2)	230,300
17,800	Urban Outfitters, Inc., (2)	657,888
	Total Specialty Retail	6,517,169

	Technology Hardware, Storage & Peripherals – 12.7%

616,400	Apple, Inc., (3)	103,419,592
19,045	Hewlett Packard Enterprise Co	334,049
19,045	HP Inc.	417,466
	Total Technology Hardware, Storage & Peripherals	104,171,107

	Textiles, Apparel & Luxury Goods – 0.4%

7,396	PVH Corporation	1,119,976
3,800	Ralph Lauren Corporation	424,840
17,800	Skechers USA Inc., Class A, (2)	692,242
26,889	Under Armour Inc., Class C, (2)	385,857
42,700	Under Armour, Inc., Class A, (2)	698,145
	Total Textiles, Apparel & Luxury Goods	3,321,060

	Tobacco – 0.1%

10,023	Philip Morris International	996,286

	Wireless Telecommunication Services – 0.1%

28,600	Sprint Corporation, (2)	139,568
19,244	Telephone and Data Systems Inc.	539,409
13,012	United States Cellular Corporation, (2)	522,952
	Total Wireless Telecommunication Services	1,201,929
	Total Common Stocks (cost $286,499,030)	821,925,665

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 1.9%

61,000	SPDR® S&P 500® Trust ETF			$16,052,150
	Total Exchange-Traded Funds (cost $16,346,433)			16,052,150
	Total Long-Term Investments (cost $302,845,463)			837,977,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2%

	REPURCHASE AGREEMENTS – 0.2%

$1,403	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $1,403,293, collateralized by $1,470,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $1,434,871	0.740%	4/02/18	$1,403,178
	Total Short-Term Investments (cost $1,403,178)			1,403,178
	Total Investments (cost $304,248,641) – 102.1%			839,380,993
	Other Assets Less Liabilities – (2.1)% (5)			(17,282,847)
	Net Assets – 100%			$822,098,146

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
iShares MSCI Emerging Markets ETF	Put	200	$920,000	$46	4/20/18	$8,800
Total Options Purchased (premiums paid $12,608)		200	$920,000			$8,800

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
NASDAQ 100® Index	Call	(420)	$(297,150,000)	$7,075	4/20/18	$(390,600)
NASDAQ 100® Index	Call	(30)	(21,300,000)	7,100	4/20/18	(23,100)
RUSSELL 2000® Index	Call	(110)	(17,325,000)	1,575	4/20/18	(84,700)
S&P 500® Index	Call	(140)	(37,800,000)	2,700	4/20/18	(269,500)
Total Options Written (premiums received $3,426,740)		(700)	$(373,575,000)			$(767,900)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$821,925,665	$—	$—	$821,925,665
Exchange-Traded Funds	16,052,150	—	—	16,052,150

Short-Term Investments:
Repurchase Agreements	—	1,403,178	—	1,403,178

Investments in Derivatives:
Options Purchased	8,800	—	—	8,800
Options Written	(767,900)	—	—	(767,900)
Total	$837,218,715	$1,403,178	$—	$838,621,893

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$304,305,325
Gross unrealized:
Appreciation	$540,061,355
Depreciation	(4,985,687)
Net unrealized appreciation (depreciation) of investments	$535,075,668

Tax cost of options purchased	$12,608
Net unrealized appreciation (depreciation) of options purchased	(3,808)

Tax cost of options written	$(767,900)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018